Variable Interest Entity	12 Months Ended
Dec. 31, 2011
Variable Interest Entity
2	Variable Interest Entity

To comply with PRC laws and regulations, the Company established Beijing Mass Universal Film Production Co. ("Beijing Film Production" or “VIE”) to conduct film and TV production business in China. The equity interests of the VIE are legally held by an employee of the Company (“Nominee Shareholder”). The effective control of the VIE is held by Universal through a series of contractual arrangements (the "Contractual Agreements"). As a result of the Contractual Agreements, the Company maintains the ability to control the VIE, is entitled to substantially all of the economic benefits from the VIE and is obligated to absorb all of the VIEs’ expected losses.

The following is a summary of the Contractual Agreements:

Power of attorney

Pursuant to the power of attorney, the Nominee Shareholder irrevocably granted Universal’s designated person as the attorney-in-fact to exercise all the shareholder rights under PRC law and the relevant articles of association, including but not limited to, voting on Nominee Shareholder’s behalf on all matters requiring shareholder approval, transferring or disposing part or all the shares of VIE, and electing, appointing or removing the directors and the senior executives of VIE. The Nominee Shareholder has waived all the rights which have been authorized to Universal’s designated person under the power of attorney.

Loan Agreement

Universal entered into loan agreement with the Nominee Shareholder, who will use the interest-free loan RMB 3 million proceed to set up the VIE. Without the prior consent of Universal, VIE cannot enter into any transaction including merger, acquisition and new investments. Repayment of the loan will be decided by Universal in the below two method: 1) payable by transferring all equity interest in the VIE, as held by the nominee shareholder, to
Universal or an individual designated by the Universal; 2) payable by the proceeds received, if any, from the sale of all equity interest in the VIE. The loan for capital injection is eliminated with the capital of VIE in consolidation.

Exclusive Purchase Option Agreement

The Nominee Shareholder of VIE irrevocably granted Universal an exclusive purchase option to request the Shareholder of VIE to transfer any part or all part of the equity interest to Universal or its designee(s) at the cash price paid by the Nominee Shareholder or the lowest price permitted under PRC statue. Universal may exercise such option at any time. In addition, the Shareholder of VIE commits that they will not, unless with written consent from Universal, transfer all or part of their respective equity interest to any third party.

Equity Pledge Agreement

The Nominee shareholder of VIE pledged the equity interest to Universal as collateral for the fulfillment of VIE responsibilities under the Loan Agreement, Exclusive Purchase Option Agreement, Exclusive Consulting and Managing Services Agreement and Exclusive Service Agreement of Technical development, technical support and technical services. The Nominee Shareholder shall not mortgage, transfer or dispose any of the equity interest without prior written consent of Universal. In the event of default, Universal as the pledge, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interest through transfer or assignment. The agreement is terminated only when all obligations under the aforementioned agreements have been fulfilled.

Exclusive Service Agreement for Technical Consulting, Training and Support Services

Universal will provide film production related technical consulting, training and support services on an exclusive basis to VIE. VIE should not accept services mentioned above provided by any third party without prior written consent of Universal. The VIE is obligated to pay Universal a certain percentage of its revenue as consideration of technical service. Unless Universal cancels this agreement or in break of the PRC Law or becomes bankruptcy, the VIE shall not terminate the agreement.

Exclusive Management Services Agreement

Universal provides VIE with management services, which include general administrations, sales and marketing services on an exclusive basis. The VIE is obligated to pay Universal a certain percentage of its revenue as consideration of the management service. Unless Universal cancels this agreement or in break of the PRC Law or becomes bankruptcy, the VIE shall not terminate the agreement.

In accordance with the VIE agreements, Universal has the power to direct activities of the VIE, and can have assets transferred out of the VIE. Therefore, Universal considers that there is no asset in the consolidated VIE that can be used only to settle obligations of the consolidated VIE except for registered capital of the VIE amounting to RMB 3 Million as of December 31, 2011. As the consolidated VIE is incorporated as limited liability companies under the PRC Group Law, the creditors do not have recourse to the general credit of Universal for all the liabilities of the consolidated VIE. As of December 31, 2011, the total equity of the consolidated VIE was RMB 3 Million.

Currently there is no contractual arrangement that could require Universal or the Company to provide additional financial support to the VIE. As the Company is conducting certain businesses in the PRC through the VIE, the Company may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE where the Company or its subsidiaries have a variable interest but is not the primary beneficiary.

The Company is a Cayman Islands company and, as such, it is classified as a foreign enterprise under Chinese laws, and the Company's wholly-owned PRC subsidiary, Universal, is a foreign-invested enterprise. Various regulations in China currently restrict or prevent foreign-invested entities from holding certain licenses required to operate film and TV drama business in China. In light of these restrictions, the Company relies on the VIE to hold and maintain the licenses necessary to operate the film and TV drama business in China. The Company through its wholly-owned PRC subsidiaries entered into a series of contractual arrangements with its VIE and the equity owner to provide the Company with effective control over the VIE.

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the VIE contractual arrangements. In the opinion of the Company’s management, it is currently unclear what impact the PRC government actions would have on the Group and on its ability to consolidate the financial results of the VIE in the Group’s consolidated financial statements, if the PRC government authorities were to find the Group’s legal structure and the contractual arrangements with its VIE to be in violation of PRC laws and regulations. The relevant regulatory authorities would have broad discretion in dealing with such violation, including levying fines, confiscating income, revoking business or operating licenses, requiring the Company to restructure the relevant ownership structure or operations, and requiring the Company to discontinue all or any portion of Universal. Any of these actions could cause significant disruption to the Company’s film and TV drama business operations and may materially and adversely affect the Company's business, financial condition and results of operations.

If the imposition of any of these government actions causes the Company no longer able to conclude that Beijing Film Production is VIE of the Company, of which the Company is the primary beneficiary, the Group would no longer be able to consolidate the financial results of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Company to lose such ability is remote based on current facts and circumstances. The Company's film and TV drama business operations depend on VIE to honor their contractual agreements with the Company. Almost all of these agreements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the contractual agreements constitutes valid and legally binding obligations of each party to such contractual agreements under PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Company herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIE or its shareholder fail to perform their obligation under those arrangements.

The key financial information of the VIE is as follows:

December 31, 2011
RMB

Total assets	13,829,406
Total liabilities	18,058,166

Year ended December 31, 2011
RMB

Net loss	7,228,761

Year ended December 31, 2011
RMB

Net cash used in operating activities	(6,176,731)
Net cash used in investing activities	(10,000,000)
Net cash provided by financing activities	20,000,000
Net increase in cash and cash equivalents	3,823,269